Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  95

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.  96

☒

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq.	JoAnn Strasser,Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, 17th Floor
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the CLS Global Diversified Equity Fund (formerly Amerigo Fund), CLS Growth and Income Fund (formerly Clermont Fund), CLS Global Growth Fund (formerly Select Allocation Fund), CLS Domestic Equity Fund (formerly Descartes Fund), CLS International Equity Fund (formerly Liahona Fund), CLS Enhanced Long/Short Fund (formerly Enhanced Income Fund), CLS Flexible Income Fund (formerly Flexible Income Fund), CLS Global Aggressive Equity Fund (formerly Select Appreciation Fund), CLS Shelter Fund (formerly Shelter Fund), each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on  November 13, 2014.

ADVISORONE FUNDS

(Registrant)

By: /s/ Ryan Beach

      Ryan Beach,   President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By:

             **

Todd  Clarke

Interested Trustee

November 13, 2014

13           **

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Eric Clarke

Interested Trustee

November 13, 2014

*

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Larry A. Carter

Trustee

November 13, 2014

*

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John W. Davidson

Trustee

November 13, 2014

*

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 Edward D. Foy

Trustee

November 13, 2014

*

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 Gary Lanzen

Trustee

November 13, 2014

 /s/ Brian Curley

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Principal Financial Officer & Treasurer

November 13, 2014

Brian Curley

/s/ Ryan Beach

November 13, 2014

Ryan Beach

Pricipal Executive Officer

By:/s/ Brian Nielsen

Brian Nielsen

(*)(**)Attorney-in-Fact

November 13, 2014

* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012 are incorporated herein by reference.

**Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012  are incorporated herein by reference.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase